Share-based Payment Expense - Summary of Options Granted Under 2010 Savings-Related Share Option Schemes (Detail)		1 Months Ended		12 Months Ended
		May 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2019 shares Options € / shares		Dec. 31, 2019 shares Options € / shares £ / shares		Dec. 31, 2018 shares Options € / shares		Dec. 31, 2018 shares Options € / shares £ / shares		Dec. 31, 2017 shares Options € / shares		Dec. 31, 2017 shares Options € / shares £ / shares		Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Exercised | Options				(1,147,149)		(1,147,149)		(796,944)		(796,944)		(1,589,335)		(1,589,335)
2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price, Outstanding at beginning of year | (per share)				€ 22.15		£ 18.74		€ 21.50		£ 18.05		€ 18.63		£ 15.92
Weighted average exercise price, Exercised | (per share)	[1]			19.09		16.20		19.00		15.26		15.73		14.27
Weighted average exercise price, Lapsed | (per share)				23.49		20.85		24.62		20.75		21.42		18.22
Weighted average exercise price, Granted | (per share)	[2]			24.24		20.11		23.39		20.83		27.86		24.51
Weighted average exercise price, Outstanding at end of year | (per share)				23.67		£ 20.17		22.15		£ 18.74		21.50		£ 18.05
Weighted average exercise price, Exercisable at end of year | (per share)				€ 18.88		£ 18.88		€ 18.75		£ 18.75		€ 15.89		£ 15.89		£ 15.89	£ 15.54
Number of options, Outstanding at beginning of year				1,686,176		1,686,176		1,556,299		1,556,299		1,402,174		1,402,174
Number of options, Exercised	[1]			(627,034)		(627,034)		(161,950)		(161,950)		(126,472)		(126,472)
Number of options, Lapsed				(207,070)		(207,070)		(209,264)		(209,264)		(123,455)		(123,455)
Number of options, Granted		100,297	556,493	656,790	[2]	656,790	[2]	501,091	[2]	501,091	[2]	404,052	[2]	404,052	[2]
Number of options, Outstanding at end of year				1,508,862		1,508,862		1,686,176		1,686,176		1,556,299		1,556,299
Number of options, Exercisable at end of year				13,065		13,065		14,059		14,059		15,890		15,890		13,065	14,059

[1]	The weighted average share price at the date of exercise of these options was €28.52 (2018: €29.54; 2017: €31.14).
[2]	Pursuant to the 2010 Savings-related Share Option Schemes operated by the Group, employees were granted options over 656,790 of CRH plc’s Ordinary Shares (556,493 options granted in April 2019 and 100,297 options in May 2019) (2018: 501,091 share options in April 2018; 2017: 404,052 share options in March 2017). This figure comprises options over 518,944 (2018: 379,253; 2017: 304,492) shares and 137,846 (2018: 121,838; 2017: 99,560) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.